Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Loss per share

8. Loss per share

	Three months ended			Nine months ended
	September 30, 2018	September 30, 2017		September 30, 2018	September 30, 2017
Loss attributable to owners of the Company	(2,980,517)	(6,012,481)		(7,805,535)	(19,823,881)
Weighted average number of shares outstanding	20,944,590	4,432,970		10,987,582	4,260,176
Basic and diluted loss per share	(0.14)	(1.36	)*	(0.71)	(4.65	)*

*	The basic and diluted loss per share for the three and nine months ended September 30, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.

For the three and nine months ended September 30, 2018 and September 30, 2017 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans, as they would be anti-dilutive. As of the date hereof, the Company had 438,050 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2018 and September 30, 2018 was 332,998 (139,065 for the period between January 1, 2017 and September 30, 2017).

21. Loss per share

	December 31, 2017	December 31, 2016	December 31, 2015
Loss attributable to owners of the Company	(24,409,474)	(30,662,251)	(29,705,063)
Weighted average number of shares outstanding	43,741,870	34,329,280	32,299,166
Basic and diluted loss per share	(0.56)	(0.89)	(0.92)

For the years ended December 31, 2017 and 2016 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 13) and the warrant issued to Hercules (Note 24) as they would be anti-dilutive. As of December 31, 2017, the Company has 2,251,540 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2017 and December 31, 2017 was 1,676,526 (769,529 for the period between January 1, 2016 and December 31, 2016). As of December 31, 2017, the Company issued warrants to purchase up to 8,186,117 of its common shares outstanding.